SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

The date of this supplement is June 18, 2025.

For the MFS® Funds listed below:

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® BLENDED RESEARCH® SMALL CAP EQUITY PORTFOLIO

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

MFS® CORE EQUITY PORTFOLIO

MFS® CORPORATE BOND PORTFOLIO

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® GLOBAL EQUITY SERIES

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® GLOBAL GROWTH PORTFOLIO

MFS® GLOBAL REAL ESTATE PORTFOLIO

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® GROWTH ALLOCATION PORTFOLIO

MFS® GROWTH SERIES

MFS® HIGH YIELD PORTFOLIO

MFS® INCOME PORTFOLIO

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

MFS® INTERNATIONAL GROWTH PORTFOLIO

MFS® INTERNATIONAL INTRINSIC VALUE PORTFOLIO

MFS® INVESTORS TRUST SERIES

MFS® LIMITED MATURITY PORTFOLIO

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® MID CAP GROWTH SERIES

MFS® MID CAP VALUE PORTFOLIO

MFS® MODERATE ALLOCATION PORTFOLIO

MFS® NEW DISCOVERY SERIES

MFS® NEW DISCOVERY VALUE PORTFOLIO

MFS® RESEARCH INTERNATIONAL PORTFOLIO

MFS® RESEARCH SERIES

MFS® TECHNOLOGY PORTFOLIO

MFS® TOTAL RETURN BOND SERIES

MFS® TOTAL RETURN SERIES

MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO

MFS® UTILITIES SERIES

MFS® VALUE SERIES

Effective immediately, the first paragraph in the sub-section entitled "Organization of the Fund" under the main heading entitled "MANAGEMENT OF THE FUND" is restated as follows:

MFS Global Equity Series, MFS Growth Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Research Series, MFS Total Return Bond Series, MFS Total Return Series, MFS Utilities Series, and MFS Value Series, each an open-end investment company, are series of MFS Variable Insurance Trust, a Massachusetts business trust organized in 1994. MFS Global Equity Series, MFS Growth Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Research Series, MFS Total Return Bond Series, MFS Total Return Series, MFS Utilities Series, and MFS Value Series are diversified funds. MFS Growth Series is a non-diversified fund. At a special shareholder meeting held on June 18, 2025, shareholders of MFS Growth Series approved a proposal to reclassify MFS Growth Series from diversified to non-diversified.

VIT-SAI-COMBINED-SUP-I-061825